Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000005508 | PAR Technology
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005508 | PennyMac Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005508 | Onto Innovation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005508 | Saia
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005508 | Range Resources
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005508 | Selective Insurance Group
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005508 | RBC Bearings
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005508 | Cboe Global Markets
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005508 | SPX Technologies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005508 | AZZ
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005508 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005508 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000005508 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000005508 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000005508 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000005508 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000005508 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000005508 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005508 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005508 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005509 | PAR Technology
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005509 | PennyMac Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005509 | Onto Innovation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005509 | Saia
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005509 | Range Resources
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005509 | Selective Insurance Group
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005509 | RBC Bearings
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005509 | Cboe Global Markets
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005509 | SPX Technologies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005509 | AZZ
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005509 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005509 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000005509 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000005509 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000005509 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000005509 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000005509 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000005509 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005509 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005509 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000159682 | PAR Technology
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000159682 | PennyMac Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159682 | Onto Innovation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159682 | Saia
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159682 | Range Resources
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159682 | Selective Insurance Group
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159682 | RBC Bearings
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159682 | Cboe Global Markets
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159682 | SPX Technologies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159682 | AZZ
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159682 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000159682 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000159682 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000159682 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000159682 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000159682 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000159682 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000159682 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000159682 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000159682 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000219319 | PAR Technology
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219319 | PennyMac Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219319 | Onto Innovation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000219319 | Saia
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000219319 | Range Resources
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000219319 | Selective Insurance Group
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000219319 | RBC Bearings
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000219319 | Cboe Global Markets
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000219319 | SPX Technologies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000219319 | AZZ
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000219319 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219319 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000219319 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000219319 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000219319 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000219319 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000219319 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000219319 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219319 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219319 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%